Segmentation of key figures (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 47,445	$ 44,751	$ 42,338
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%	6.00%
Innovative Medicines | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%	8.00%
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 37,714	$ 34,892	32,278
Net sales, change in %	8.00%	8.00%
Operating segments [member] | Innovative Medicines | Oncology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 14,370	$ 13,428	12,274
Net sales, change in %	7.00%	9.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,880	$ 1,874	1,841
Net sales, change in %	0.00%	2.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,585	$ 1,587	1,612
Net sales, change in %	0.00%	(2.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,539	$ 1,556	1,525
Net sales, change in %	(1.00%)	2.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,416	$ 1,174	867
Net sales, change in %	21.00%	35.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,338	$ 1,155	873
Net sales, change in %	16.00%	32.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,263	$ 1,561	1,943
Net sales, change in %	(19.00%)	(20.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,114	$ 977	777
Net sales, change in %	14.00%	26.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 975	$ 1,099	1,059
Net sales, change in %	(11.00%)	4.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 755	$ 828	808
Net sales, change in %	(9.00%)	2.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 480	$ 235	76
Net sales, change in %	104.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 441	167	0
Net sales, change in %	164.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 278	76	6
Operating segments [member] | Innovative Medicines | Oncology [member] | Piqray [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	116
Operating segments [member] | Innovative Medicines | Oncology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,190	$ 1,139	887
Net sales, change in %	4.00%	28.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 23,344	$ 21,464	20,004
Net sales, change in %	9.00%	7.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 4,776	$ 4,558	4,621
Net sales, change in %	5.00%	(1.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,086	$ 2,046	1,888
Net sales, change in %	2.00%	8.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 433	$ 517	589
Net sales, change in %	(16.00%)	(12.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Xiidra [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 192
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Beovu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	35
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,030	$ 1,995	2,144
Net sales, change in %	2.00%	(7.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,773	$ 3,429	3,287
Net sales, change in %	10.00%	4.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,223	$ 3,341	3,185
Net sales, change in %	(4.00%)	5.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 361
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Aimovig [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	103	$ 8
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Mayzent [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	26
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 60	$ 80	102
Net sales, change in %	(25.00%)	(22.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,825	$ 1,767	1,617
Net sales, change in %	3.00%	9.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,173	$ 1,039	920
Net sales, change in %	13.00%	13.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 22	$ 25	23
Net sales, change in %	(12.00%)	9.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Ultibro Breezhaler [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 427	$ 454	411
Net sales, change in %	(6.00%)	10.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Seebri Breezhaler [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 121	$ 148	151
Net sales, change in %	(18.00%)	(2.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Onbrez Breezhaler [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 82	$ 101	112
Net sales, change in %	(19.00%)	(10.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,750	$ 1,050	524
Net sales, change in %	67.00%	100.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,726	$ 1,028	507
Net sales, change in %	68.00%	103.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 24	$ 22	17
Net sales, change in %	9.00%	29.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 6,998	$ 7,268	7,481
Net sales, change in %	(4.00%)	(3.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,297	$ 1,284	1,233
Net sales, change in %	1.00%	4.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,064	$ 1,023	957
Net sales, change in %	4.00%	7.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,025	$ 1,002	960
Net sales, change in %	2.00%	4.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 485	$ 464	414
Net sales, change in %	5.00%	12.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 417	$ 445	465
Net sales, change in %	(6.00%)	(4.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 419	$ 463	488
Net sales, change in %	(10.00%)	(5.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,291	$ 2,587	2,964
Net sales, change in %	(11.00%)	(13.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 4,222	$ 3,392	2,474
Net sales, change in %	24.00%	37.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,551	$ 2,837	2,071
Net sales, change in %	25.00%	37.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 671	$ 554	402
Net sales, change in %	21.00%	38.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		$ 1	$ 1
Net sales, change in %		0.00%